Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Restricted Net Assets [Line Items]
Registered capital, percentage	50.00%
Statutory common reserve, percentage	10.00%
Amount of net assets (in Yuan Renminbi)	¥ 3,950
PRC [Member]
Restricted Net Assets [Line Items]
General reserve, percentage	10.00%
Registered capital, percentage	50.00%